Income Taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Current income taxes	$ (3,416)	$ (2,911)	$ (4,552)
Deferred income taxes	387	1,941	2,899
Total income taxes	$ (3,029)	$ (970)	$ (1,653)